Defined Contribution Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan	Defined Contribution PlanWe have defined contribution plans, under which we contribute based on a percentage of the employees’ elected contributions. We will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized within selling, general and administrative expenses and research and development in the condensed consolidated statements of operations and comprehensive loss. Defined contributions were $0.2 million and $0.2 million for the three months ended March 31, 2022 and 2021, respectively.	Defined Contribution PlanWe have defined contribution plans, under which we contribute based on a percentage of the employees’ elected contributions. We will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized within selling, general and administrative expenses and research and development in the consolidated statements of operations and comprehensive loss. Defined contributions were $0.7 million and $0.5 million for years ended December 31, 2021 and 2020, respectively.